October 21, 2010

Public Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Larry L. Greene
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Kevin Rupert
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
Dblaine Investment Trust, File Nos. 333-168638, Form N-14.  Reorganization of the Bryce Capital Growth Fund and the Bryce Capital Value Fund (the "Bryce Funds"), each a series of Bryce Capital Funds, with and into the Dblaine Fund, a series of Dblaine Investment Trust.

Dear Ladies and Gentlemen, Mr. Greene and Mr. Rupert:

On behalf of Dblaine Investment Trust (the "Registrant"), an Ohio business trust, we hereby file Pre-Effective Amendment No. 3 to a registration statement under the Securities Act of 1933 on Form N-14 filed with the Securities and Exchange Commission on August 6, 2010.

On August 6, 2010, the Registrant, on behalf of the Dblaine Fund (the “Fund”), a series of the Registrant, filed a registration statement under the Securities Act of 1933 on Form N-14.  Mr. Greene and Mr. Rupert provided oral comments on September 13, 2010 and September 20, 2010, respectively.  On October 7, 2010, the Registrant filed Pre-Effective Amendment No. 1 under the Securities Act of 1933 on Form N-14 to respond to these SEC staff comments and provide updated financial information.  During the period October 12, 2010 to October 15, 2010, Mr. Rupert provided additional comments, including a request that the pro forma financial statements for the period ended June 30, 2010, be restated as if the proposed reorganization had taken place on December 30, 2009 and that additional clarifying introductory language be added to the introduction to and notes following the pro forma financial statements.  Additionally, on October 14, 2010, Mr. Greene provided additional comments, including a request that the Registrant include in its description of its anti-money laundering policy an acknowledgment that it has appointed an anti-money laundering compliance officer and reduce the use of "all caps" in its form of proxy card.  Subsequently, on October 20, 2010, Mr. Greene provided additional comments, including a request that the Registrant include an updated legal opinion and consent from Registrant's counsel.  The primary purpose of this filing is to amend the registration statement to incorporate an updated legal opinion and consent in response to these staff comments.

On behalf of the Registrant and First Dominion Capital Corp, the Registrant's principal underwriter, we hereby request acceleration of the effective date of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-14 to October 21, 2010 or, in the alternative, acceleration to the earliest possible time the SEC staff shall determine.

The Registrant has authorized me to convey to you that the Registrant acknowledges the following:

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff;

•	Staff comments or changes to disclosure in response to staff comments in a filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing;

•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the accuracy and adequacy of the disclosure in the filing; and

•	The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or additional comments, please call Parker Bridgeport at (614) 469-3238 or the undersigned at (614) 469-3297.

Sincerely,

/s/ Michael V. Wible

Michael V. Wible